Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of December 31, 2017 and 2016 consist of the following:

	2017	2016
Accounts receivable	$34,021	$146,449
Less: allowance for doubtful accounts	(24,316)	(68,336)
Accounts receivable, net	$9,705	$78,113

During the years ended December 31, 2017, 2016 and 2015, (recovery of bad debts)/bad debts from continuing operations were ($46,831), ($139,716) and $10,014, respectively. During the years ended December 31, 2016 and 2015, bad debts from discontinued operations were $nil and $154,025, respectively.